Condensed Consolidated Interim Statements Of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands		Total	Share capital [Member]	Treasury shares [Member]	Share premium [Member]	Other reserve [Member]	Share-based payment reserve [Member]	Accumulated losses [Member]
Balance at the beginning (in Shares) (Previously stated [member]) at Dec. 31, 2021			393,252,140	14,086,748
Balance at the beginning (in Shares) at Dec. 31, 2021			28,187,920	1,009,724
Balance at the beginning (Previously stated [member]) at Dec. 31, 2021		$ (212,862)	$ 40	$ (1,647)	$ 11,888	$ 2,440	$ 9,852	$ (235,435)
Balance at the beginning at Dec. 31, 2021		(212,862)	3	$ (1,647)	11,925	2,440	9,852	(235,435)
Recapitalization of Apollomics at Exchange Ratio (Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]) at Dec. 31, 2021			$ (37)		37
Recapitalization of Apollomics at Exchange Ratio, (in Shares) (Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]) at Dec. 31, 2021			365,064,220	13,077,024
Loss and total comprehensive loss for the period		(3,417)						(3,417)
Exercise of share options (in Shares)			499,886
Exercise of share options		150			150	74	(74)
Forfeiture of vested share options							(680)	680
Restricted share awards vested (in Shares)				(83,482)
Restricted share awards vested		21		$ 21		36	(36)
Early exercised share options vested during the period (in Shares)				(429,490)
Early exercised share options vested during the period		1,558		$ 1,558		714	(714)
Recognition of equity-settled share-based payment		2,064					2,064
Balance at the ending (in Shares) at Jun. 30, 2022			28,687,806	496,752
Balance at the ending at Jun. 30, 2022		(212,486)	$ 3	$ (68)	12,075	3,264	10,412	(238,172)
Balance at the beginning (in Shares) (Previously stated [member]) at Dec. 31, 2022			401,804,327	6,930,235
Balance at the beginning (in Shares) at Dec. 31, 2022			28,800,932	496,752
Balance at the beginning (Previously stated [member]) at Dec. 31, 2022		(448,120)	$ 41	$ (68)	12,279	3,398	10,830	(474,600)
Balance at the beginning at Dec. 31, 2022		(448,120)	3	$ (68)	12,317	3,398	10,830	(474,600)
Recapitalization of Apollomics at Exchange Ratio (Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]) at Dec. 31, 2022			$ (38)		38
Recapitalization of Apollomics at Exchange Ratio, (in Shares) (Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]) at Dec. 31, 2022			373,003,395	6,433,483
Loss and total comprehensive loss for the period		(150,694)						(150,694)
Exercise of share options (in Shares)	[1]		47,443
Exercise of share options	[1]	83			83	30	(30)
Forfeiture of vested share options							(198)	198
Restricted share awards vested (in Shares)	[2]			(496,752)
Restricted share awards vested	[2]	68		$ 68		3	(3)
Business combination, net of redemptions (in Shares)			3,312,715
Business combination, net of redemptions		757			757
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares (in Shares)			54,420,964
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares		588,291	$ 6		588,285
IFRS 2 listing expense		45,524			45,524
Post-closing Apollomics Class B Ordinary Shares issued to PIPE Investors, net of transaction costs (in Shares)			230,000
Post-closing Apollomics Class B Ordinary Shares issued to PIPE Investors, net of transaction costs		261			261
Reclassification from equity to non-current liabilities for maxpro warrants assumed by apollomics upon Closing	[3]	(7,105)			(7,105)
Issuance of post-closing Apollomics Class A ordinary shares upon the conversion of post-closing Apollomics Series A Preferred Shares (in Shares)			2,668,750
Issuance of post-closing Apollomics Class A ordinary shares upon the conversion of post-closing Apollomics Series A Preferred Shares		21,350			21,350
Recognition of equity-settled share-based payment		5,282					5,282
Balance at the ending (in Shares) at Jun. 30, 2023			89,480,804
Balance at the ending at Jun. 30, 2023		$ 55,697	$ 9		$ 661,472	$ 3,431	$ 15,881	$ (625,096)

[1]	The total number of shares issued from the exercise of stock options consisted of the issuance of 435,833 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2023 to March 28, 2023. These Pre-Closing Apollomics Ordinary Shares were exchanged for 31,241 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination. On April 26, 2023, additional stock options were exercised resulting in the issuance of 16,202 Post-Closing Apollomics Ordinary Shares.
[2]	All unvested restricted shares were milestone-based restricted shares held by the Chief Executive Officer of Apollomics which vested upon the Closing of the Business Combination.
[3]	The Maxpro Warrants assumed by Apollomics upon Closing were reclassified from equity to non-current liabilities due to a net share settlement feature, which precludes equity classification under IAS 32. The reclassification resulted in a reduction to equity (share premium) of $7.1 million (as the warrants are no longer equity-classified upon Closing), an increase to warrant liability of $1.3 million, and a decrease to accumulated losses of $5.8 million. The decrease to accumulated losses is a result of remeasurement of the warrants as a result of their liability classification under IAS 32. As the $5.8 million in accumulated losses relates to Maxpro, these accumulated losses are reclassified to share premium (along with all other historical accumulated losses of Maxpro) as a result of the Business Combination and this reduction to share premium is included in the line titled, "Business Combination, net of redemptions" in the condensed consolidated interim statements of changes in stockholders' deficit above. As such, the net impact of the warrant reclassification on the condensed consolidated interim statements of changes in stockholders' deficit is to reduce share premium by $1.3 million ($7.1 million less $5.8 million) and the impact of the warrant reclassification on the condensed consolidated interim statement of financial position as of June 30, 2023 is to increase warrant liabilities by $1.3 million and reduce share premium by $1.3 million. There is no impact to the condensed consolidated interim statements of loss and other comprehensive loss as a result of the reclassification of the Maxpro Warrants outside of the recognition of the change in fair value of the Maxpro Warrants from March 29, 2023 to June 30, 2023.